Bitwise MSTR Option Income Strategy ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Number of
Contracts Notional Amount Value
Purchased Option – 7.9%
Calls – Exchange-Traded – 7.9%
MicroStrategy, Inc.
Expiration: 10/17/25; Exercise Price: $305.01
(a)
........................ 1,331 $ 40,596,831 $ 3,486,421
Total Purchased Options (Cost $2,526,556) ......................................................... 3,486,421
Shares
Money Market Funds – 3.7%
DWS Government Money Market Series Institutional, 4.10%
(b)
(Cost $1,615,469) ........................................................... 1,615,469 1,615,469
Total Investments – 11.6%
(Cost $4,142,025) ........................................................................... $ 5,101,890
Other Assets in Excess of Liabilities – 88.4% ........................................................ 38,801,450
Net Assets – 100.0% .......................................................................... $ 43,903,340
Number of
Contracts Notional Amount
Written Options – (4.0)%
Calls – Exchange-Traded – (1.5)%
MicroStrategy, Inc.
Expiration: 10/03/25; Exercise Price: $317.50 ......................... (193) $ (6,127,750) (189,140)
Expiration: 10/03/25; Exercise Price: $325.00 ......................... (193) (6,272,500) (106,150)
Expiration: 10/17/25; Exercise Price: $355.00 ......................... (265) (9,407,500) (132,500)
Expiration: 10/17/25; Exercise Price: $360.00 ......................... (386) (13,896,000) (157,874)
Expiration: 10/17/25; Exercise Price: $370.00 ......................... (294) (10,878,000) (84,966)
(670,630)
Puts – Exchange-Traded – (2.5)%
MicroStrategy, Inc.
Expiration: 10/17/25; Exercise Price: $305.01 ......................... (1,331) (40,596,831) (1,093,297)
Total Written Options (Premiums Received $3,281,967) ............................................... $ (1,763,927)
(a) Held in connection with Written Options.
(b) Rate shown reflects the 7-day yield as of September 30, 2025.
Summary of Investment Type
Industry
% of Net
Assets
Purchased Option ............................................................................... 7.9%
Money Market Funds ............................................................................. 3.7%
Total Investments ................................................................................ 11.6%
Other Assets in Excess of Liabilities .................................................................. 88.4%
Net Assets ..................................................................................... 100.0%